Contingencies	12 Months Ended
Mar. 31, 2024
Disclosure of contingencies [Abstract]
Contingencies
31.	Contingencies

a)	Claims against the Group not acknowledged as debts include demands from Indian Income Tax authorities for payment of tax amounting to ₹ Nil (previous year: ₹ Nil).

b)	Contingencies due to certain Service Tax claims as at March 31, 2024 amounted to ₹ 416 million (previous year: ₹ 416 million).

c)	Contingencies due to certain Sales Tax claims as at March 31, 2024 amounted to ₹ 15 million (previous year: ₹ 224 million)*.

d)	Contingencies due to certain Goods And Services Tax claims as at Mar 31, 2024 amounted to ₹ 24million (Previous Year: ₹ NIL ).

e)
The Group is subject to legal proceedings and claims which are arising in the ordinary course of business. The management does not reasonably expect that these legal actions, when ultimately concluded and determined, will have material and adverse effect on the Group's results of operations or financial conditions.

*Out of the above, an amount of ₹1 million has been paid under protest.

Put
Option:

Sify Infinit Spaces Limited (SISL), wholly owned subsidiary of the company has issued Compulsorily Convertible Debentures (CCD) to Kotak Special Situations Fund (KSSF) with initial subscription of ₹ 2,020 million with subsequent subscription of ₹ 1,980 million during the year 2021-2022 and 2022-23 and an option to require additional ₹ 6,000 million. On July 20 2023 ₹ 6,000 is assigned to Kotak Data Center Fund

(KDCF). This Debenture Subscription Agreement is supplemented by a Put Option Agreement with the Company to ensure KSSF has protective rights in case there is contract breach or conditions for conversion is not met over the term of the instrument.

Europe
India Gateway:

The Group has entered into a contract with Emirates Integrated Telecom (‘the Emirates’) for the construction and supply of undersea cable capacity from the Europe India Gateway. As per the contract with Emirates, the Group is required to pay its share of decommissioning costs, if any, that may arise in the future. No provision has been made by the Group for such decommissioning costs as the amount of provision cannot be measured reliably as of March 31, 2023. The capacity under the mentioned facility would be upgraded over a period of time.

Export obligation under EPCG : Effective 2012-13, the Company has participated in the Export Promotion Capital Goods Scheme (“the scheme”) under which capital equipment’s are permitted to be imported against a specific license at a substantially reduced customs duty, subject to fulfilment of obligation to export services rendered by use of capital equipment imported under the scheme to the extent of over 6 times the value of duty saved over a period of 6 years from the date of obtaining the license. In case of failure to meet the export obligation, the company would be liable to pay the difference between the normal duty and the duty saved under the scheme along with interest.

As of March 31, 2024, the company is holding
NIL
(previous year :
NIL
) licenses with a corresponding export obligation of
NIL
million (previous year : ₹
Nil
million). Considering the track record of the exports, the Company believes it would be able to meet the export obligation within the time frame and would not be exposed to any liability on account of the above scheme.

Legal proceedings:

a)	Proceedings before Department of Telecommunications

Demand of License fee on Non-Telecom Revenue:

DOT issued a demand notice on August 22, 2023 to the Company demanding license fee on the Non-Telecom Revenue against which the Company filed petitions before The Hon’
ble Madras High Court and obtained Order of Status Quo and also submitted representations to DOT to withdraw the demands pursuant to the Orders passed by The TDSAT and Hon’ble Supreme Court in similar petitions. After hearing both the parties, Hon’ble High Court has reserved petition for final orders. These demands were made while the petitions are pending since 2013 for adjudication before the Hon'ble Madras High Court. Meanwhile it was understood that DOT had disallowed the allowable deductions applicable for pass through charges for non-submission of certificate from Statutory Auditors as per the new template issued by DOT. However, the said certificate required by DOT in new template submitted by the company and pursuant to the submission of Certificate issued by Statutory Auditors, DOT had allowed the deduction in favour of the Company. The Hon'ble Madras High Court vide its Judgement dated 30.04.2024 quashed all the demands made by DoT seeking to levy license fee on the non-telecom revenue and allowed the Writ Petitions in favour of the Company.

TDSAT, through its Order dated February 28, 2022, quashed the demands made by DOT seeking license fee, interest on license fee, penalty & interest on penalty on the revenue accruing from other business revenue (Non-Telecom) other than the licensed based activities.  The Said Order was passed in favor of one of the Service Provider having similar line of business of Sify. Meanwhile DOT withdrew the demands against Public Sector undertakings having similar licenses and filed affidavit before the

Hon’ble Supreme Court.

The Company has fully paid the license fee on the telecom revenue in terms of the licenses issued by DOT and challenged the demands made by DOT on the revenue arising from other Business activities (Non Licensed businesses). The petitions are pending for adjudication before the Hon’
ble Madras High Court.

It is important to note that
Hon’
ble

Supreme Court had by its Order dated June 10, 2020, accepted the stance of the DOT that the licenses of PSUs are different and the judgement of 24.10.2019 could not be made the basis for raising demands against PSUs as they are not in the actual business of providing Mobile Services to the General Public. Sify also has licenses similar to PSU. TDSAT also held that there is no scope to differentiate between 2 sets of licensees (PSU & Others) having same or similar licenses only on the basis of ownership, private or public. The statutory rights and liabilities must remain the same for both the classes in so far as they arise from the licenses/agreements under consideration.

 DOT had issued separate licenses to Sify Technologies Ltd (Sify) for providing Internet, National Long Distance & International Long Distance services. The license fee was payable to the DOT on the Adjusted Gross Revenue (AGR) as per the terms of each license.  Sify has been regularly paying license fee on the revenue arising out of services as per the license conditions.

In the year 2013, DOT had raised demands on  service providers providing Internet, NLD, ILD services etc. demanding license fee on the revenue made by the service providers from other business income such as Data Center, Cloud, application services, power, gas, etc. DOT contended that all the income of the company irrespective of the business was required to be considered as part of 'income' for the purpose of calculation of the license fee. The company filed a Writ Petition before The Hon’ble
Madras High Court challenging the demand made by DOT on the Income accruing from other business units and the demands have been stayed by the Hon’ble
Madras High Court. The case is pending for final hearing.

The service providers which had different license conditions for ISP, NLD & ILD and having revenue from other business units approached Hon’ble Supreme Court stating that Hon’ble Supreme Court judgement dated October 24, 2019 on the access Telecom Service Providers is not applicable to other services providers as license conditions were different from the Access Telecom Service Providers.  Hon’ble Supreme Court observed that if the license conditions of Other Service Providers including ISP, NLD & ILD are different from the license conditions of the Mobile Service providers (Access Providers), then the other service providers should adjudicate the license fee issue before the appropriate forum. Meanwhile DOT withdrew the demands against Public Sector Undertaking on account of different license conditions.

The Company which had approached the Hon'ble Madras High Court in 2013 by filing a writ petition prohibiting Department of Telecommunications (DOT) from levying a license fee on non-licensed activities obtained stay of the demands. The Hon'ble Madras High Court restrained DOT from recovering the license fee in respect of non- telecom activities and the case is pending for hearing.

The Company believes that it has adequate legal defense against the demand raised by DOT and that the ultimate outcome of these actions will not have a material adverse effect on the Company's financial position and result of operations. ISPAI, association representing the internet service providers including the company issued a letter to DOT stating that the Supreme Court judgement dated October 24, 2019 is not applicable to Internet Service Providers and the license conditions are different. The  Company which had  received notices for earlier years from DoT claiming license fee on the total Income (including income from Non Licensed activities) has already responded to these notices stating that license fees are not payable on income from non-licensed activities.

It is important to point out that DOT in its written submission made before the Hon’ble Supreme Court  had clearly mentioned that non telecom revenue would stand excluded from the purview of the gross revenue . In 2017, the Hon’ble Tripura High Court held that Service Providers are not liable to pay license fee on the income accruing from other businesses.

License fee on Pure Internet:

DOT has issued a notification calling upon all the licensees to pay license fee on pure internet services effective from April 1, 2022 and since then Sify has been paying the license fee on the Pure Internet on account of level playing field.

Originally DOT migrated the licenses of few service providers, whole licenses expired in 2013 to UL regime and demanded license fee on pure Internet only from those migrated service providers without providing level playing field on pure internet services. However, the Company through Internet Service Providers Association of India (ISPAI) challenged the said condition before TDSAT. TDSAT set aside the demand made by the DOT and passed the order in favor of the ISP. DoT has challenged the Order of the TDSAT and the appeal is pending before Hon’ble Supreme Court. The Company has appropriately accounted for any adverse effect that may arise in this regard in the books of account. However TDSAT  by its order dated October 18, 2019 held that license fee is not chargeable on the Internet Service Providers. DoT has filed appeal before Hon’ble Supreme Court and the appeal is pending for final hearing. However the company has started paying AGR on pure internet effective from April 1, 2022 pursuant to the notification issued by DOT.

Online Exam case:

The Company is conducting Online examination for more than a decade using its platform (I-Test) and delivered large volume online examinations for several reputed clients including Staff Selection Commission (customer), and is certified on quality and security for CMMI Level 5 and CERT-in. After technical evaluation, the company was awarded a contract dated April 12, 2016 for a period of 2 years and accordingly Sify had successfully conducted 15 such Pan India online examination under the supervision of customer for more than 20 million applied candidates with 40,000 unique questions. In one of the combined group level examinations dated February 21, 2018, screenshots of a few of the questions appeared on social media. The company immediately brought to the notice of the Chairman of the customer and the said question paper was cancelled and the candidates were asked to redo the examination with different set of question paper within couple of hours. Further at the request of customer, re-examination was also conducted after couple of weeks. Hence there was no damage to the sanctity of the examination as immediate action was taken jointly by the Company and customer. However, some parties had provoked candidates and continued to claim that the question paper was leaked and insisted customer to cancel the entire examination process. As few candidates continued to protest, the Governmentt of India directed the investigating authority to conduct enquiry into the allegations.
Public Interest Litigation (“PIL”) was also filed before the Hon’ble Court for cancellation of the examination process. However, the Hon’ble Special CBI Court, Delhi appointed high level technical committee to conduct enquiry and submit the report the Court.

A detailed report was submitted by the Committee & Investigating team before the Hon’ble Special CBI Court,Delhi  holding that there was no evidence to show that the examination process was tainted and hence PIL stood dismissed. And accordingly, SSC also released all the payments to Sify for the examination. In 2018, the investigating authority also filed its final report stating that one of the candidate along with her husband engaged in malpractice with a sole intention to cancel the examinations uploaded few questions in the social media. There was no allegations against Sify or its employee. After 4 years, to utter shock and surprise, the investigating authority chose to file 3 additional supplementary chargesheet naming the company and one of its employee for not following the Standard Operating Procedure. It is important to note that company successfully delivered the examination in terms of RFP and the consideration was released by customer after receiving the report from the Committee. The only allegation made by investigating officer to name the company in the chargesheet is on the assumption that Company did not follow the SOP. Since there is no allegations of malpractices made against the company, the company is in the process of filing discharge petition before the trial court.

Others:

b) The Company is party to additional legal actions arising in the ordinary course of business. Based on the available information as on September 30, 2023, the Company believes that it has adequate legal defenses for these actions and that the ultimate outcome of these actions will not have a material adverse effect on the Company's financial position and results of operations.

c) The
company has received an adverse arbitration award for a sum of INR
20
million
along with interest at 18% from the date of filing the claim i.e.27.01.2021 in the petition filed by one of the vendor and The company has filed an appeal on 30.04.2024 before the Hon’ble
Madras High Court challenging the award passed by the Arbitrator. Although the company has a good case to defend, the company has provided provisions in its books.

d) The Company has received an order passed under section 7A of the Employees Provident Fund & Miscellaneous Provisions Act, 1952 from Employees Provident Fund Organisation (EPFO) claiming provident fund contribution aggregating to ₹ 6.4 million on special allowances paid to employees. The company has filed a writ petition before
Hon’ble
Madras High Court and obtained the stay of demand. In February 2019, Hon’ble Supreme Court held, in a similar case, that Special allowances paid by the employer to its employee will be included in the scope of basic wages and subject to provident fund contribution.  However, Hon’ble Supreme Court has not fixed the effective date of order.

d)

During the financial year 2019-2020, Directorate General of Goods and Services Tax Intelligence (DGGI) did an inspection based on the analysis of service tax returns filed by the Company in the past. The Company has been categorizing services relating to e-Learning and Infrastructure Management Services provided to foreign customers billed in convertible foreign currency under OIDAR services while filing its half-yearly service tax return. However, based on the Place of Provision of Services Rules then applicable under the Finance Act, 1994, Service Tax has to be paid for OIDAR services provided to foreign customers even if the conditions for qualifying as export of services are met. Hence, the DGGI contended that Service Tax should be paid on the services classified as OIDAR services in the returns. The total contended during the period April 2014 to November 2016 of Service Tax was ₹ 161.8 million and the Interest & Penalty as applicable. The Company believes that the services relating to e-learning and infrastructure management services will not fall under OIDAR services and also the activities covered under E-learning and IMS does not meet the conditions for taxation under the provisions applicable as OIDAR and hence there is no liability. However, during the investigation, the Company has paid ₹ 64.6 million under protest to continue the proceeding with the relevant adjudicating authorities. Thereafter, the DGGI has issued Show Cause Notice and the Company has replied on the same. The matter is pending with the Adjudicating Authority. The company believes that no provision is required to be made against this demand.